Stockholders' Equity and Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Oct. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	1,000	1,000		1,000
Common stock, shares issued (in shares)	1,000	1,000		1,000
Common stock, shares outstanding (in shares)	1,000	1,000	1,000	1,000	1,000
Unrecognized compensation expense will be recognized	$ 3.2
Unrecognized compensation expense expected to recognized over a weighted average period	3 years
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3.1	$ 4.5	$ 4.6
Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, exercised	117
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 291	$ 268	$ 268
Total fair value of shares vested	$ 1.0	$ 1.6	$ 1.8
Intrinsic value of the options outstanding	8.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0.1
Strategic Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, exercised	715
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 331	$ 306	$ 272
Intrinsic value of the options outstanding	$ 12.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0.3
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	5.70%	5.70%
Discount applied on shares issued to the option value	9.00%	9.00%	9.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	14.80%	14.80%
Discount applied on shares issued to the option value	10.00%	10.00%	10.00%
Vesting from Issuance to Change of Control | Awards Issued Prior to 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage	20.00%
Stock Incentive Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares capital reserve for future issuance (in shares)						150,000
Award expiration period	10 years
Stock Incentive Plan 2012 | Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Incentive Plan 2012 | Annual Vesting Rate | Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage	20.00%
Stock Incentive Plan 2012 | Vesting at Issuance | Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage	20.00%
Stock Incentive Plan 2012 | Vesting After Five Years | Strategic Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Stock options vesting, percentage	100.00%